Common Stock and Earnings (Loss) Per Share - Reconciliation of Numerators and Denominators of Basic and Diluted Earnings (Loss) Per Share Computations (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings (loss) per share
Net income (loss)	$ (12,929)	$ 9,797	$ 72,689	$ 143,232	$ 27,749	$ (34,108)	$ 6,411	$ 428	$ 5,135	$ 4,448	$ 170,981	$ 253,467	$ (22,134)	$ (66,397)
Less: Net income allocated to unvested participating securities	0			(2,351)						(34)	(2,831)	(3,719)
Net income (loss) available to common stockholders (numerator)	(12,929)			140,881						4,414	168,150	249,748	(22,134)	(66,397)
Weighted-average common shares outstanding (denominator)	37,673			36,925						37,552	36,902	37,003	30,397	27,593
Basic earnings (loss) per share	$ (0.34)	$ 0.26	$ 1.93	$ 3.82	$ 0.74	$ (0.98)	$ 0.22	$ 0.01	$ 0.17	$ 0.12	$ 4.56	$ 6.75	$ (0.73)	$ (2.41)
Diluted earnings (loss) per share
Net income (loss)	(12,929)	9,797	72,689	143,232	27,749	(34,108)	6,411	428	5,135	4,448	170,981	253,467	(22,134)	(66,397)
Less: Net income allocated to unvested participating securities	0			(2,310)						(33)	(2,778)	(3,651)
Net income (loss) available to common stockholders (numerator)	$ (12,929)			$ 140,922						$ 4,415	$ 168,203	$ 249,816	$ (22,134)	$ (66,397)
Weighted-average common shares outstanding	37,673			36,925						37,552	36,902	37,003	30,397	27,593
Add: Effect of dilutive stock options and convertible notes	0			660						522	711	698
Diluted weighted-average common shares outstanding (denominator)	37,673			37,585						38,074	37,613	37,701	30,397	27,593
Diluted earnings (loss) per share	$ (0.34)	$ 0.26	$ 1.90	$ 3.75	$ 0.73	$ (0.98)	$ 0.21	$ 0.01	$ 0.17	$ 0.12	$ 4.47	$ 6.63	$ (0.73)	$ (2.41)